Related Party Transactions - Additional Information (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 29, 2019 USD ($) Store Warehouse	Jun. 30, 2018 USD ($) Store Warehouse	Jun. 29, 2019 USD ($) Store Warehouse	Jun. 30, 2018 USD ($) Store Warehouse	Dec. 29, 2018 USD ($) Store Warehouse	Dec. 30, 2017 USD ($) Store	Dec. 31, 2016 USD ($)
Related Party Transaction [Line Items]
Notes and gross receivable due | $			$ 33,123		$ 27,769	$ 21,015
Entities Affiliated With Certain Non-Controlling Stockholders
Related Party Transaction [Line Items]
Number of locations | Store	16	19	16	19	16
Number of warehouse location | Warehouse	1	1	1	1	1
Family Member Of Employee
Related Party Transaction [Line Items]
Number of locations | Store	1	1	1	1	1	1
Independent operator commissions | $	$ 300	$ 300	$ 600	$ 600	$ 1,200	$ 1,300	$ 1,300